Business Organization and Nature of Operations (Details Narrative)	Sep. 30, 2020 ft² shares	Sep. 15, 2020 shares	Dec. 31, 2019 ft² shares	Dec. 31, 2018 shares
Common stock, shares authorized | shares	250,000,000	250,000,000	250,000,000	50,000,000
Irvine, California [Member]
Area of land leased | ft²	14,507		14,507